Trade Accounts and Notes Receivable - Finance Lease Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	₩ 103,360	₩ 11,203
Rental contractor [member]
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	₩ 103,360
Korea electric power corporation [member]
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables		10,469
Hystech.Co. Ltd. [member]
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables		₩ 734